Significant Accounting Policies (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Segments $ / t	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Trade accounts receivable, net	$ 1,243	$ 2,585
Hire collected in advance	$ 1,415	422
Residual value per lightweight ton | $ / t	0.300
Estimated useful life	25 years
Estimated fleet utilization rate depending on the type of the vessel, minimum rate	75.00%
Estimated fleet utilization rate depending on the type of the vessel, maximum rate	98.60%
Estimated fleet utilization rate including scheduled off-hire days for planned dry dockings and vessel surveys minimum rate	70.00%
Estimated fleet utilization rate including scheduled off-hire days for planned dry dockings and vessel surveys maximum rate	93.00%
Aggregate difference between market value and carrying value of vessel	$ 3,354	9,987	$ 8,299
Vessel impairment charge		2,282
Number of reportable segments | Segments	1
Working capital deficit	$ 5,301
Revenues, net decreased value			247
Voyage related costs and commissions decreased, value			247
Restricted cash	3,735	3,659	$ 5,000
Spot Charters [Member]
Trade accounts receivable, net	743	2,581
Allowance for doubtful accounts	26
Time Charters [Member]
Trade accounts receivable, net	$ 500	$ 4